[MassMutual Financial Group Letterhead Appears Here]

May 1, 2007

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, N.E

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

Registration Statement No. 333-65887 to Post-Effective Amendment No. 10

Class Identifier: C000027251

Dear Commissioners:

Filed herewith is the definitive form of the prospectus for a flexible premium variable life insurance policy offered by Massachusetts Mutual Life Insurance Company through Massachusetts Mutual Variable Life Separate Account I. This prospectus is being filed under paragraph (c) of Rule 497 of the Securities Act of 1933. It does not materially differ from the form of prospectus as contained in Post-Effective Amendment No. 10 to the Form N-6 Registration Statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on April 26, 2007.

Sincerely,

/s/ MARY KATHERINE JOHNSON
Mary Katherine Johnson, Esq.
Counsel
Massachusetts Mutual Life Insurance Company